Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
8.	Goodwill and Other Intangible Assets

Intangible assets subject to amortization acquired during the years ended December 31, 2012 and 2011 totaled ¥34,196 million and ¥35,994 million, which primarily consist of software of ¥33,985 million and ¥33,217 million, respectively. The weighted average amortization periods for intangible assets in total acquired during the years ended December 31, 2012 and 2011 are approximately 4 years and 5 years, respectively. The weighted average amortization periods for software acquired during the years ended December 31, 2012 and 2011 are approximately 4 years.

The components of intangible assets subject to amortization at December 31, 2012 and 2011 were as follows:

	December 31, 2012		December 31, 2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	¥225,894	¥131,875	¥205,235	¥115,131
Customer relationships	39,615	26,938	34,957	18,724
Patented technologies	25,900	19,028	24,342	13,317
License fees	20,142	14,573	20,425	12,867
Other	22,776	9,382	19,235	6,857

	¥334,327	¥201,796	¥304,194	¥166,896

Aggregate amortization expense for the years ended December 31, 2012, 2011 and 2010 was ¥46,160 million, ¥51,164 million and ¥43,866 million, respectively. Estimated amortization expense for intangible assets currently held for the next five years ending December 31 is ¥44,409 million in 2013, ¥34,219 million in 2014, ¥20,576 million in 2015, ¥11,822 million in 2016, and ¥6,605 million in 2017.

Intangible assets not subject to amortization other than goodwill at December 31, 2012 and 2011 were not significant.

For management reporting purposes, goodwill is not allocated to the segments. Goodwill has been allocated to its respective segment for impairment testing.

The changes in the carrying amount of goodwill by segment, which is included in other assets in the consolidated balance sheets, for the years ended December 31, 2012 and 2011 were as follows:

	Year ended December 31, 2012
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥102,060	¥12,088	¥4,873	¥119,021
Goodwill acquired during the year	—	—	961	961
Translation adjustments and other	9,288	586	987	10,861

Balance at end of year	¥111,348	¥12,674	¥6,821	¥130,843

	Year ended December 31, 2011
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥107,301	¥12,386	¥5,502	¥125,189
Translation adjustments and other	(5,241)	(298)	(629)	(6,168)

Balance at end of year	¥102,060	¥12,088	¥4,873	¥119,021